Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

23. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

In 2021, the Group acquired an approximately 91.77% equity interests in Wuhan Miracle, which is mainly engaged in the research and development, production, sales and agency of laser and other optoelectronic medical beauty equipment, and it became a consolidated subsidiary of the Group. As a result of this acquisition, the Group changed its internal organizational structure and separated its businesses into the So-Young segment and Wuhan Miracle segment. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive income/(loss) or consolidated statements of cash flows.

23. Segment Information (Continued)

The following tables present a summary of the Group’s operating segment results for the years ended December 31, 2019, 2020 and 2021, The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues:
So-Young	1,151,637	1,294,988	1,580,507
Wuhan Miracle	—	—	111,956
Total	1,151,637	1,294,988	1,692,463
Elimination	—	—	—
Consolidated total revenues	1,151,637	1,294,988	1,692,463

Cost of revenues:
So-Young	(198,630)	(212,206)	(249,767)
Wuhan Miracle	—	—	(78,142)
Total	(198,630)	(212,206)	(327,909)
Elimination	—	—	20
Consolidated total cost of revenues	(198,630)	(212,206)	(327,889)

Gross profit:
So-Young	953,007	1,082,782	1,330,740
Wuhan Miracle	—	—	33,814
Total	953,007	1,082,782	1,364,554
Elimination	—	—	20
Consolidated gross profit	953,007	1,082,782	1,364,574

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Information services and others	833,422	962,089	1,304,455
Reservation services	318,215	332,899	276,052
Sales of equipment and maintenance services	—	—	111,956
Total revenues	1,151,637	1,294,988	1,692,463

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
So-Young	1,624	1,996	2,559
Wuhan Miracle	—	—	550
Total depreciation expenses of property and equipment	1,624	1,996	3,109

23. Segment Information (Continued)

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
So-Young	—	4,723	7,907
Wuhan Miracle	—	—	5,647
Total amortization expense of Intangible assets	—	4,723	13,554